DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Dates
30-Sep-2023
Actual/360 Days
19
30/360 Days
18
16-Oct-2023
15-Oct-2023
Collection Period No.
1
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Aug-2023
12-Oct-2023
13-Oct-2023
16-Oct-2023
27-Sep-2023
27-Sep-2023
Summary
Beginning
Balance
157,360,000.00
270,000,000.00
270,000,000.00
60,000,000.00
Principal
Payment
53,223,518.04
0.00
0.00
0.00
Ending
Balance
104,136,481.96
270,000,000.00
270,000,000.00
60,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
338.227746
0.000000
0.000000
0.000000
Initial
Balance
157,360,000.00
270,000,000.00
270,000,000.00
60,000,000.00
Note
Factor
0.661772
1.000000
1.000000
1.000000
757,360,000.00
704,136,481.96
53,223,518.04
T
otal Note Balance
757,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
72,621,115.25
829,981,115.25
31,950,769.53
861,931,884.78
72,623,347.58
776,759,829.54
29,229,991.79
805,989,821.33
72,621,115.25
829,981,115.25
31,950,769.53
861,931,884.78
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.75%
72,621,115.25
72,623,347.58
72,623,347.58
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
6.030000%
5.900000%
5.930000%
Interest per $1000
Fac
e
Amount
0.000000
3.015000
2.950000
2.965000
Interest & Principal
Payment
53,223,518.04
814,050.00
796,500.00
177,900.00
Interest & Principal Payment
per $1000 Fac
e
Amount
338.227746
3.015000
2.950000
2.965000
Interest Payment
0.00
814,050.00
796,500.00
177,900.00
55,01
1,968.04
T
otal
1,788,450.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
64,192,943.31
0.00
64,192,943.31
54,147,090.11
8,808,587.28
414,562.08
0.00
788,143.63
0.00
34,560.21
1,788,450.00
0.00
0.00
53,223,518.04
0.00
0.00
7,744,422.13
T
otal Distribution
64,192,943.31
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees an
d
Asset Representation Reviewer fees not
previously paid under (2)
(9) Excess Collections to Certificateholders
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed t
o
Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributabl
e
Amount
1,436,553.14
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,436,553.14
0.00
0.00
0.00
1,436,553.14
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
1,788,450.00
0.00
814,050.00
796,500.00
177,900.00
0.00
0.00
0.00
0.00
0.00
1,788,450.00
0.00
814,050.00
796,500.00
177,900.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,788,450.00
1,788,450.00
0.00
Interest Distributabl
e
Amount
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
53,223,518.04
0.00
0.00
0.00
53,223,518.04
Aggregate Principal Distributabl
e
Amount
53,223,518.04
53,223,518.04
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,074,952.79
2,074,952.79
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
1,123.32
33,436.89
0.00
1,123.32
1,123.32
0.00
34,560.21
2,074,952.79
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Clas
s
A-1 Notes $156M (18.6%), Clas
s
A-2 Notes $270M (32.3%), Clas
s
A-3 Notes $270M (32.3%), Clas
s
A-4 Notes $60M (7.2%), Certificates $81M (9.7%),
T
otal $837M (100.0%).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $81,250,748, according to Regulation RR.

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Pool Statistics
Pool Data
6.35%
39.52
18.18
Cutoff Date Pool Balance
Amount
861,931,884.78
Pool Balance beginning of Collection Period
861,931,884.78
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
805,989,821.33
4,954
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
47,125,845.90
7,021,244.21
782,604.31
1,012,369.03
Pool Factor
93.51%
6.32%
40.79
16.18
5,077
Number of Receivables
5,077

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
99.28%
0.68%
0.04%
-
%
100.00%
800,218,862.36
5,447,711.75
323,247.22
0.00
805,989,821.33
4,913
34
7
0
4,954
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
0.04%
No
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Principal Gross Losses
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
603,037.75
603,037.75
A
verage Net Credit Loss/(Gain)
0.070
%
Amount
1,012,369.03
409,331.28
-
Number of Receivables
13
Number of Receivables
13
Amount
1,012,369.03
409,331.28
-
Current
Cumulative
46,387.52
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
0.434%
Prior Collection Period
-
% Second Prior
Collection Period
-
% Third Prior Collection Period
-
%
Four Mont
h
A
verage
0.434%
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
T
otal Pool
Cumulative Loss
Pd.
Gross
Net
31-60
61-90
Delinquncies
Lifetime
91+
CPR
1
0.12%
0.07%
0.68%
0.04%
-
%
7.02%